Summary of Contractual Maturities (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Retail
Contractual Maturities [Line Items]
2016	¥ 3,990,339
2017	2,947,412
2018	2,303,402
2019	1,548,457
2020	792,183
Thereafter	434,051
Financing Receivables, Gross , Total	12,015,844
Finance leases
Contractual Maturities [Line Items]
2016	305,178
2017	225,863
2018	171,359
2019	94,781
2020	30,905
Thereafter	7,405
Financing Receivables, Gross , Total	835,491
Wholesale and other dealer loans
Contractual Maturities [Line Items]
2016	2,284,565
2017	282,667
2018	193,257
2019	145,660
2020	96,535
Thereafter	121,395
Financing Receivables, Gross , Total	¥ 3,124,079